INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangibles consist of the following:

	December 31,
	2017	2016
Cost:

Developed technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229
Capitalized developed costs	791	791
Video technology	4,433	4,433
Video technology and capitalized developed cost impairment	(3,763)	(3,763)

	4,875	4,875
Accumulated amortization:

Developed technology	2,170	2,170
Customer relationships	1,015	1,015
Brand name	187	166
Video technology	1,461	1,461

	4,833	4,812

Amortized cost	$42	$63

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,

2018	$21
2019	21

$42